Loans, financing and debentures - Significant transactions settled during the period (Details)	Mar. 24, 2025 BRL (R$)	Mar. 10, 2025 USD ($)	Mar. 10, 2025 BRL (R$)	Jan. 14, 2025 USD ($)	Jan. 14, 2025 BRL (R$)
Several banks (a syndicated operation) [Member] | March 2027
Disclosure of detailed information about borrowings [line items]
Notional value		$ 1,486,064	R$ 8,608,769
Several banks (a syndicated operation) [Member] | SOFR | March 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.40%	1.40%
Bonds | Bond Maturity Date
Disclosure of detailed information about borrowings [line items]
Notional value				$ 346,445	R$ 2,101,917
Bonds | Interest rate | Bond Maturity Date
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				4.00%	4.00%
Rural Producer Note (CPR) | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Notional value	R$ 221,942
Rural Producer Note (CPR) | CDI | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	100.00%